SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Doubtful accounts expense	$ 594	$ 264
Bad debts written off	609
Severance Costs	4,608	2,721	$ 1,349
Maximum annual contributions	915	529	165
Deferred revenue, revenue recognized	70,719	40,981
Advertising Expense	$ 143,472	$ 129,101	$ 98,423
Right of use of assets				$ 58,000
Right of use of operating lease liability				$ 68,000
Outstanding convertible preferred shares converted	26,440,239
Outstanding share options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,302,344	5,909,263	4,684,239
Convertible preferred share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		26,440,239	26,440,239